SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 895,694	$ 1,033,476
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties		393,625
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties		$ 393,625